Contract liabilities	12 Months Ended
Dec. 31, 2020
Contract liabilities
Contract liabilities

25          Contract liabilities

	2019	2020
	RMB’000	RMB’000
Advance receipt for treatment packages	5,542	8,639

At the reporting date, the contract liabilities are aged within one year from the date when the sales contracts in respect of treatment packages were entered into.